Equity - Share Options, Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Expected life (years)	4 years	4 years
Expected volatility	69.00%	67.00%
Risk-free interest rate	2.00%	1.00%